LOANS (covered) - Carrying Value of Purchased Impaired and Nonimpaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	$ 748,116	$ 1,053,244
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	102,126	195,892
Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	10,631	17,120
Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	465,555	637,044
Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	100,694	121,117
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	8,674	13,176
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	57,458	64,978
All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	2,978	3,917
Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	674,157	964,388
Loans Accounted for Under FASB ASC Topic 310-30 | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	94,775	182,625
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	10,631	17,120
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	458,066	627,257
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	100,694	121,117
Loans Accounted for Under FASB ASC Topic 310-30 | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	7,911	12,123
Loans Accounted for Under FASB ASC Topic 310-30 | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	2,080	4,146
Loans Accounted for Under FASB ASC Topic 310-30 | All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0	0
Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	73,959	88,856
Loans Excluded from FASB ASC Topic 310-30 | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	7,351	13,267
Loans Excluded from FASB ASC Topic 310-30 | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0	0
Loans Excluded from FASB ASC Topic 310-30 | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	7,489	9,787
Loans Excluded from FASB ASC Topic 310-30 | Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0	0
Loans Excluded from FASB ASC Topic 310-30 | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	763	1,053
Loans Excluded from FASB ASC Topic 310-30 | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	55,378	60,832
Loans Excluded from FASB ASC Topic 310-30 | All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	$ 2,978	$ 3,917